Exhibit 99.6

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period	June 2025
Payment Date	07/21/2025
Transaction Month	20
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	11/20/26	11/20/2029	$434,610,000.00		5.67%			5.67%
Class A-1b	11/20/26	11/20/2029	$100,000,000.00	31	SOFR + 0.95%	07/14/2025	4.34262%	5.29%
Class B	11/20/26	11/20/2029	$40,870,000.00		5.96%			5.96%
Class C	11/20/26	11/20/2029	$24,520,000.00		6.21%			6.21%

Total			$600,000,000.00

Series 2023-7 Allocation % x Group One Available Funds								$41,711,185.87
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$41,711,185.87

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.52	$44.52	$0.00	$0.00		$41,711,141.35
Owner Trustee Fee			$133.56	$133.56	$0.00	$0.00		$41,711,007.79
Asset Representations Reviewer Fee			$23.38	$23.38	$0.00	$0.00		$41,710,984.41
Supplemental ARR Fee			$93.52	$93.52	$0.00	$0.00		$41,710,890.89
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$41,709,640.89
Servicing Fee			$464,044.51	$464,044.51	$0.00	$0.00		$41,245,596.38
Class A-1a Note Interest			$2,053,532.25	$2,053,532.25	$0.00	$0.00		$39,192,064.13
Class A-1b Note Interest			$455,753.39	$455,753.39	$0.00	$0.00		$38,736,310.74
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,736,310.74
Class B Note Interest			$202,987.67	$202,987.67	$0.00	$0.00		$38,533,323.07
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,533,323.07
Class C Note Interest			$126,891.00	$126,891.00	$0.00	$0.00		$38,406,432.07
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$38,406,432.07
Class R Interest			$38,406,432.07	$38,406,432.07	$0.00	$0.00		$0.00

Total			$41,711,185.87	$41,711,185.87	$0.00	$0.00

Total Priority Principle Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b			$0.00	$0.00	$455,753.39	$0.00	$0.00	$455,753.39
Class B			$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C			$0.00	$0.00	$126,891.00	$0.00	$0.00	$126,891.00

Total			$0.00	$0.00	$2,839,164.31	$0.00	$0.00	$2,839,164.31

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$1,000.00	$4.56	$0.00	$4.56	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$5.18	$0.00	$5.18	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$1,000.00	$4.73	$0.00	$4.73	$600,000,000.00	1.00	$600,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.